Loan Receivables (Tables)	12 Months Ended
Feb. 28, 2022
Loan Receivables [Abstract]
Summary of Loan Receivables
	As of February 28, 2022	As of February 28, 2021
	US$	US$

Gross loan receivables	4,666,103	—
Less: Impairment loss on allowance of loan receivables	(10,732)	—
Net loan receivables	4,655,371	—

Summary of Movement in Impairment Loss Allowance of Loan Receivables

The movement in the impairment loss allowance of loan receivables during the year is as follows:

	Non- credit impaired	Credit impaired	Total
	US$	US$	US$
As of February 28, 2021	—	—	—
Assumed from business combination	13,986	—	13,986
Impairment loss recognised	191	—	191
Written off	(3,445)	—	(3,445)
As of February 28, 2022	10,732	—	10,732